Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2019	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Amortisation and impairment losses
At 1 January 2019	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment charges	1,034	–	2	1,036
Impairment reversals	(3)	–	–	(3)
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Net book value
At 31 December 2019	20,049	552	232	20,833
At 31 December 2020	20,113	514	320	20,947
At 31 December 2021	41,314	748	430	42,492

	2021	2020	2019
	$m	$m	$m
Net book value
Current intangible assets	105	–	–
Non-current intangible assets	42,387	20,947	20,833
At 31 December	42,492	20,947	20,833

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2019
Cost of sales	87	–	–	87
Research and development expense	–	29	–	29
Selling, general and administrative expense	1,721	19	68	1,808
Other operating income and expense	–	4	–	4
Total	1,808	52	68	1,928
Year ended 31 December 2020
Cost of sales	66	–	–	66
Research and development expense	–	29	–	29
Selling, general and administrative expense	1,806	28	61	1,895
Other operating income and expense	–	2	–	2
Total	1,872	59	61	1,992
Year ended 31 December 2021
Cost of sales	66	–	–	66
Research and development expense	–	33	–	33
Selling, general and administrative expense	2,842	138	63	3,043
Other operating income and expense	–	1	–	1
Total	2,908	172	63	3,143

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2019
Research and development expense	609	–	–	609
Selling, general and administrative expense	425	–	2	427
Other operating income and expense	(3)	–	–	(3)
Total	1,031	–	2	1,033
Year ended 31 December 2020
Research and development expense	55	–	–	55
Selling, general and administrative expense	185	–	–	185
Total	240	–	–	240
Year ended 31 December 2021
Research and development expense	1,464	–	–	1,464
Selling, general and administrative expense	603	–	18	621
Total	2,067	–	18	2,085

Summary of significant intangible assets

	Carrying value	Remaining amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	17,724	6 to 15 years
Intangible assets arising from the acquisition of Acerta Pharma	5,299	11 years
Strensiq, Kanuma and Andexxa intangible assets arising from the acquisition of Alexion	5,019	11 to 17 years
Intangible asset products in development arising from the acquisition of Alexion[1]	2,760	Not amortised
Intangible assets arising from the acquisition of ZS Pharma	2,381	10 years
Enhertu intangible assets acquired from Daiichi Sankyo	1,684	12 years
Other intangible assets (DS-1062) acquired from Daiichi Sankyo[1]	1,050	Not amortised
Farxiga/Forxiga intangible assets acquired from BMS	739	5 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	666	5 to 8 years
Intangible assets arising from the acquisition of Pearl Therapeutics	611	7 to 8 years
RSV franchise assets arising from the acquisition of MedImmune	611	4 years
Monalizumab intangible assets acquired from Innate Pharma[1]	340	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.